Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	₩ 463,618	₩ 413,938	₩ 405,953
Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	46,719	73,751	109,895
Taiwan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	175,664	77,462	100,049
Japan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	26,133	40,259	22,500
The United States of America
Disclosure of geographical areas [line items]
Revenue from contracts with customers	33,697	20,894	20,659
Thailand
Disclosure of geographical areas [line items]
Revenue from contracts with customers	75,498	94,475	59,086
The Philippines
Disclosure of geographical areas [line items]
Revenue from contracts with customers	26,003	20,173	23,690
Indonesia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,472	10,723	12,729
Hongkong
Disclosure of geographical areas [line items]
Revenue from contracts with customers	24,397	7,648	201
Malaysia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	24,830	30,422	23,121
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	₩ 25,205	₩ 38,131	₩ 34,023